Net cash outflows due to business combination (Detail) - Neoplux Co., Ltd. ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Net cash outflows due to business combination [Line Items]
Consideration transferred in cash	₩ 71,128
Acquired cash and cash equivalents	(174) [1]
Net cash outflows	₩ 70,954

[1]	The amount of cash and cash equivalents acquired is the amount of cash and amortized cost measurement deposits minus the amount of restricted deposits.